UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE ALL CAP GROWTH ETF

FORM N-Q

JUNE 30, 2018

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 14.1%
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill Inc.	1,378	$594,428	*
Yum China Holdings Inc.	18,068	694,895

Total Hotels, Restaurants & Leisure		1,289,323

Internet & Direct Marketing Retail - 4.6%
Amazon.com Inc.	1,544	2,624,491	*
Qurate Retail Inc.	22,494	477,323	*

Total Internet & Direct Marketing Retail		3,101,814

Media - 6.2%
AMC Networks Inc., Class A Shares	3,726	231,757	*
Comcast Corp., Class A Shares	66,378	2,177,862
Discovery Inc., Class A Shares	11,592	318,780	*
GCI Liberty Inc., Class A Shares	1,794	80,873	*
Liberty Broadband Corp., Class A Shares	414	31,315	*
Liberty Broadband Corp., Class C Shares	782	59,213	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	690	24,364	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	1,058	39,284	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	2,944	132,627	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	5,888	267,080	*
Lions Gate Entertainment Corp., Class B Shares	4,554	106,837
Walt Disney Co.	7,452	781,044

Total Media		4,251,036

Specialty Retail - 1.4%
Home Depot Inc.	4,998	975,110

TOTAL CONSUMER DISCRETIONARY		9,617,283

CONSUMER STAPLES - 3.3%
Beverages - 1.6%
Anheuser-Busch InBev SA/NV, ADR	7,406	746,228
Coca-Cola Co.	7,722	338,687

Total Beverages		1,084,915

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	2,818	588,906

Food Products - 0.8%
McCormick & Co. Inc., Non Voting Shares	4,730	549,106

TOTAL CONSUMER STAPLES		2,222,927

ENERGY - 5.5%
Energy Equipment & Services - 2.6%
National-Oilwell Varco Inc.	11,132	483,129
Schlumberger Ltd.	12,006	804,762
Weatherford International PLC	160,862	529,236	*

Total Energy Equipment & Services		1,817,127

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	17,434	$1,277,040
Pioneer Natural Resources Co.	3,678	696,025

Total Oil, Gas & Consumable Fuels		1,973,065

TOTAL ENERGY		3,790,192

FINANCIALS - 3.4%
Capital Markets - 2.4%
BlackRock Inc.	1,852	924,222
Charles Schwab Corp.	14,030	716,933

Total Capital Markets		1,641,155

Consumer Finance - 1.0%
American Express Co.	7,314	716,772

TOTAL FINANCIALS		2,357,927

HEALTH CARE - 21.4%
Biotechnology - 8.5%
Alexion Pharmaceuticals Inc.	4,416	548,246	*
Biogen Inc.	7,130	2,069,411	*
BioMarin Pharmaceutical Inc.	3,935	370,677	*
Celgene Corp.	9,016	716,051	*
ImmunoGen Inc.	9,528	92,707	*
Ionis Pharmaceuticals Inc.	9,844	410,200	*
Regeneron Pharmaceuticals Inc.	1,426	491,956	*
Vertex Pharmaceuticals Inc.	6,440	1,094,542	*

Total Biotechnology		5,793,790

Health Care Equipment & Supplies - 1.2%
Dentsply Sirona Inc.	11,042	483,308
Medtronic PLC	4,140	354,426

Total Health Care Equipment & Supplies		837,734

Health Care Providers & Services - 5.9%
UnitedHealth Group Inc.	16,376	4,017,688

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc.	4,232	876,616

Pharmaceuticals - 4.5%
Allergan PLC	8,684	1,447,797
Johnson & Johnson	5,474	664,215
Zoetis Inc.	11,638	991,441

Total Pharmaceuticals		3,103,453

TOTAL HEALTH CARE		14,629,281

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
L3 Technologies Inc.	5,336	1,026,220

Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	6,302	669,461

Building Products - 0.9%
Johnson Controls International PLC	18,630	623,174

Construction & Engineering - 0.8%
Fluor Corp.	11,868	578,921

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Electrical Equipment - 0.2%
Nevent Electric PLC	5,704	$143,170	*

Industrial Conglomerates - 1.2%
Honeywell International Inc.	5,460	786,513

Machinery - 1.1%
Caterpillar Inc.	3,571	484,478
Pentair PLC	5,704	240,024

Total Machinery		724,502

Trading Companies & Distributors - 1.7%
NOW Inc.	11,316	150,842	*
W. W. Grainger Inc.	3,266	1,007,235

Total Trading Companies & Distributors		1,158,077

TOTAL INDUSTRIALS		5,710,038

INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 1.3%
Palo Alto Networks Inc.	4,186	860,097	*

Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories Inc., Class A Shares	8,970	553,359
TE Connectivity Ltd.	12,190	1,097,832

Total Electronic Equipment, Instruments & Components		1,651,191

Internet Software & Services - 9.6%
Akamai Technologies Inc.	14,592	1,068,572	*
Alphabet Inc., Class A Shares	782	883,027	*
Alphabet Inc., Class C Shares	1,196	1,334,317	*
Facebook Inc., Class A Shares	6,164	1,197,789	*
LogMeIn Inc.	1,196	123,487
Twitter Inc.	43,976	1,920,432	*

Total Internet Software & Services		6,527,624

IT Services - 3.8%
PayPal Holdings Inc.	13,432	1,118,483	*
Visa Inc., Class A Shares	11,316	1,498,804

Total IT Services		2,617,287

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Inc.	3,128	758,978
Cree Inc.	8,096	336,551	*
QUALCOMM Inc.	6,040	338,965
Texas Instruments Inc.	6,578	725,224

Total Semiconductors & Semiconductor Equipment		2,159,718

Software - 12.4%
Adobe Systems Inc.	5,612	1,368,262	*
Autodesk Inc.	7,590	994,973	*
Citrix Systems Inc.	12,006	1,258,709	*
Microsoft Corp.	17,112	1,687,414

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Software - (continued)
Nuance Communications Inc.		13,064	$181,394	*
Oracle Corp.		16,188	713,243
Red Hat Inc.		7,036	945,427	*
Splunk Inc.		7,554	748,677	*
VMware Inc., Class A Shares		4,102	602,871	*

Total Software			8,500,970

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.		3,680	681,205
Seagate Technology PLC		18,722	1,057,231
Western Digital Corp.		5,934	459,351

Total Technology Hardware, Storage & Peripherals			2,197,787

TOTAL INFORMATION TECHNOLOGY			24,514,674

MATERIALS - 3.8%
Chemicals - 1.9%
Ecolab Inc.		5,612	787,532
Praxair Inc.		3,257	515,094

Total Chemicals			1,302,626

Metals & Mining - 1.9%
Freeport-McMoRan Inc.		41,768	720,916
Nucor Corp.		8,970	560,625

Total Metals & Mining			1,281,541

TOTAL MATERIALS			2,584,167

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Equinix Inc.		1,644	706,739

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $61,449,561)			66,133,228

	RATE
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $1,978,413)	1.735%	1,978,413	1,978,413

TOTAL INVESTMENTS - 99.7% (Cost - $63,427,974)			68,111,641
Other Assets in Excess of Liabilities - 0.3%			179,892

TOTAL NET ASSETS - 100.0%			$68,291,533

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depository Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term capital appreciation through investing in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$66,133,228	—	—	$66,133,228

Short-Term Investments†	1,978,413	—	—	1,978,413

Total Investments	$68,111,641	—	—	$68,111,641

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018